Income Tax Expense/(Benefit)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Income Tax Expense/(Benefit)	INCOME TAX (BENEFIT)/EXPENSE

	Year ended December 31,
	2022	2021	2020
		US$ in millions
Current income tax
Lump sum in lieu of Macao complementary tax on dividends	$2	$5	$5
Other overseas taxes	1	—	—
Deferred income tax (benefit)/expense	(9)	(2)	11
	$(6)	$3	$16

Deferred income tax benefit was US$9 million for the year ended December 31, 2022, compared to deferred income tax benefit of US$2 million for the year ended December 31, 2021. The deferred income tax benefit in 2022 and 2021 was primarily due to the reversal of deferred tax liabilities related to accelerated tax depreciation allowance.
Deferred income tax expense of US$11 million for the year ended December 31, 2020 was primarily due to the reversal of deferred tax assets related to accelerated book depreciation of fixed assets disposed in 2020 not deductible for tax purposes.
(a)     Macao complementary tax
Macao complementary tax is levied at progressive rates ranging from 3% to 9% on the taxable income above 32,000 patacas (equivalent to US$4,000) but below 300,000 patacas (equivalent to US$37,500), and thereafter at a fixed rate of 12%. For the three years ended December 31, 2022, a special complementary tax incentive was provided to the effect that the tax free income threshold was increased from 32,000 patacas to 600,000 patacas (equivalent to US$4,000 to US$75,000) with the profit above 600,000 patacas (equivalent to US$75,000) being taxed at a fixed rate of 12%.
Pursuant to the Dispatch No. 194/2018 issued by the Chief Executive of Macao on August 20, 2018, VML was granted an extension of the tax exemption regarding Macao complementary tax on its gaming activities effective from the tax year 2019 through June 26, 2022. In July 2022, VML requested an additional extension of the tax exemption through December 31, 2022, to correspond to the extended term of its gaming Subconcession. Pursuant to the Dispatch No. 178/2022 issued by the Chief Executive of Macao on September 1, 2022, VML was granted an additional extension of the tax exemption effective from June 27, 2022 to December 31, 2022.

Additionally, subsequent to being awarded the new gaming concession, in December 2022, VML submitted an application for the tax exemption regarding Macao complementary tax on its gaming activities for the new gaming concession period effective from the tax year 2023 to the tax year 2032, or for a period of tax exemption that the Chief Executive of Macao may deem more appropriate. However, there is no assurance VML will receive the tax exemption.
(b)    Lump sum in lieu of Macao complementary tax on dividends
In April 2019, VML entered into a renewed Shareholder Dividend Tax Agreement with the Macao government, effective through June 26, 2022. The agreement provided for payments in lieu of Macao complementary tax otherwise due by VML’s shareholders on dividend distributions to them from gaming profits; namely an annual payment of 38 million patacas (equivalent to US$5 million) for 2021 and 2020, each payment made on or before January 31 of the following year, and a payment of 18 million patacas (equivalent to US$2 million) for the period between January 1, 2022 through June 26, 2022, paid on or before July 26, 2022. The Group is evaluating the timing of an application of a new shareholder dividend tax agreement.
(c)    Hong Kong profits tax
The Company’s subsidiaries that carry on business in Hong Kong are subject to the Hong Kong profits tax at the maximum rate of 16.5% for the years ended December 31, 2022, 2021 and 2020.
(d)    Reconciliation between income tax (benefit)/expense and accounting loss at applicable tax rates
The tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the domestic tax rates applicable to the consolidated entities in the respective jurisdictions as follows:

	Year ended December 31,
	2022	2021	2020
	US$ in millions
Loss before income tax	$(1,588)	$(1,045)	$(1,507)
Tax calculated at domestic rates applicable in the respective jurisdictions	(189)	(121)	(174)
Tax effects of :
Income not subject to tax(i)	(231)	(365)	(247)
Expenses not deductible for tax purposes(i), (ii)	265	332	271
Amortization of pre-opening expenses previously not recognized	(1)	(2)	(2)
Origination and reversal of temporary difference, net	(1)	—	5
Tax losses for which no deferred income tax assets were recognized	149	154	158
Lump sum in lieu of Macao complementary tax of dividends	2	5	5
Income tax (benefit)/expense	$(6)	$3	$16

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(i)    For each of the three years ended December 31, 2022, VML was exempt from Macao complementary tax on its gaming activities (see also Note 8(a)). In addition, lease/right-of-use income recorded in VML, VCL and VOL were subject to property tax (Note (ii)), and should, therefore, also be excluded from Macao complementary tax calculations. Accordingly, casino revenues and lease/right-of-use income and their corresponding expenses incurred were presented as “Income not subject to tax” and “Expenses not deductible for tax purposes”, respectively, in the calculations above.
    Additionally, for the year ended December 31, 2020, the Company received dividend income from a subsidiary. The dividend income is not subject to Hong Kong profits tax.
(ii)    Lease/right-of-use income recorded in VML, VCL and VOL are exempt from property tax for the first four and six years for the newly constructed buildings in Macao and on Cotai, respectively, pursuant to Article 9(1)(a) of Lei no. 19/78/M. If the buildings in Macao and on Cotai also qualify for Tourism Utility Status, the property tax exemption can be extended by another four and six years, respectively, pursuant to Article 15(a) of Lei no. 81/89/M. The exemption for Sands Macao expired in August 2012, for The Venetian Macao in August 2019, with exception of its casino area which expired in August 2013, and for The Plaza Macao in August 2020. The exemptions for The Londoner Macao, The Parisian Macao and The Grand Suites at Four Seasons will be expiring in December 2027, September 2028 and October 2032, respectively.